Fair Value Measurements - Additional Information (Detail)	12 Months Ended		12 Months Ended
	May 31, 2014 USD ($)	May 31, 2014 EUR (€)	May 31, 2014 Unsecured Senior Notes	May 31, 2014 Fair Value, Measurements, Recurring Foreign currency forward contract USD ($)	May 31, 2013 Fair Value, Measurements, Recurring Foreign currency forward contract USD ($)	May 31, 2014 Fair Value, Measurements, Recurring Cross-currency swap USD ($)	May 31, 2013 Fair Value, Measurements, Recurring Cross-currency swap USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of liability					$ 4,751,000	$ 19,550,000	$ 10,048,000
Debt, interest rate			6.70%
Debt, due date			Nov. 01, 2015
Effective euro fixed-rate borrowing	5.31%
Notional principal amount of cross-currency swap	150,000,000	125,000,000
Foreign currency forward contract				2,582,000
Increase in obligation due to current-year acquisitions	17,300,000
Settlements of contingent obligations	$ 5,000,000